Financial gain (loss) - Disclosure of net financial income (loss) (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Financial Income (Loss) [Abstract]
Interest on bond loans	€ (1,783)	€ (2,194)	€ (5,919)	€ (3,559)
Interest on convertible loan notes	(694)	(1,422)	(3,422)	(4,290)
Interest on conditional advances and PGE	(14)	(12)	(58)	(73)
Interest on royalty certificates	(1,707)	(1,090)	(3,758)	(3,023)
Interest on lease liabilities	(15)	(18)	(51)	(43)
(Increase) / decrease in derivatives fair value	(29,544)	(699)	(29,935)	(1,221)
Increase / (decrease) in other liabilities / (assets) at fair value through profit and loss	(37,354)	(701)	(36,015)	(609)
Increase / (decrease) in other liabilities / (assets) at amortized cost	(12,818)	0	(11,878)	0
Transaction costs	0	0	0	(1,606)
Foreign exchange losses	(9,113)	(2,323)	(11,419)	(2,154)
Other financial expense	(8)	(15)	(21)	(49)
Financial expenses	(93,051)	(8,474)	(102,478)	(16,627)
Interest income	3,361	1,983	4,410	6,794
(Increase) / decrease in derivatives fair value	3,639	1,137	3,620	139
Increase / (decrease) in other liabilities (assets) at fair value through profit and loss	454	0	916	0
Effect of unwinding the discount related to advances made to CROs	173	169	536	520
Day-one gain on recognition of financial liabilities	1,262	147	1,557	442
Foreign exchange gains	11,516	0	11,705	2,054
Financial income	20,404	3,436	22,743	9,949
Financial gain (loss)	€ (72,647)	€ (5,037)	€ (79,735)	€ (6,679)